Earnings Per Share (Details) - Schedule of weighted average number of shares considers the ordinary shares - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Number of Shares Considers the Ordinary Shares [Abstract]
Net income/(loss) of the year (in Dollars)		$ 42,540	$ (100,863)	$ (10,447)
Number of ordinary shares issued at December 31	[1]	101,110	101,110	97,129
Weighted average basic number of ordinary shares		101,110	98,143	97,129
Assumed exercise of share equivalents
Weighted average diluted number of shares		101,110	98,143	97,129
Basic and diluted income/(loss) per share in the year (in Dollars per share)		$ 0.42	$ (1.03)	$ (0.11)

[1]	Includes 903,075 shares held under put option before the transaction as such ordinary shareholders were entitled to receive dividends.